Statutory Information (Tables)	12 Months Ended
Dec. 31, 2024
Other Insurance Industry Disclosures [Abstract]
Statutory Accounting Practices Disclosure
The actual statutory capital and surplus for the Group’s principal operating subsidiaries at December 31, 2024 and 2023 is summarized as follows:

	Year Ended December 31,
(Expressed in thousands of U.S. Dollars)	2024	2023

Actual statutory capital and surplus
Bermuda	$649,671	$548,714
United Kingdom	150,766	165,657
Labuan	39,762	33,321
Malta	25,178	22,732

	Year Ended December 31,
(Expressed in thousands of U.S. Dollars)	2024	2023	2022

Statutory net income (loss)
Bermuda	$138,574	$144,063	$78,493
United Kingdom	5,750	27,147	11,077
Labuan	5,533	5,000	1,853
Malta	2,716	1,256	(579)